Document and Entity Information	12 Months Ended
Dec. 31, 2015
Document Documentand Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Entity Registrant Name	WPX ENERGY, INC.
Entity Central Index Key	0001518832